                             ADVISOR CLASS SHARES OF

                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                          Supplement dated July 1, 1999
                      to the Prospectus dated March 1, 1999

Effective July 1, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

     o Roger Mortimer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

     o Derek H. Webb, Portfolio Manager, has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

     o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994."

Effective June 7, 1999, the following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-3 of the prospectus:

     "The following conditions apply to all exchanges:

     o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

     o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

     o Exchanges must be made between accounts with identical registration information;

     o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

     o    Shares must have been held for at least one day prior to the exchange;
          and

     o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

     Beginning September 15, 1999, the following exchange condition will apply:

     o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."

                             ADVISOR CLASS SHARES OF

                           AIM GLOBAL HEALTH CARE FUND

                          Supplement dated July 1, 1999
                     to the Prospectus dated March 1, 1999,
                          as supplemented June 11, 1999

This supplement supersedes and replaces in its entirety the supplement dated June 11, 1999. Effective July 1, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

     o Roger Mortimer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

     o Derek H. Webb, Portfolio Manager, has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

     o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1994."

Effective June 7, 1999, the following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-3 of the prospectus:

     "The following conditions apply to all exchanges:

     o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

     o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

     o Exchanges must be made between accounts with identical registration information;

     o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

     o    Shares must have been held for at least one day prior to the exchange;
          and

     o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

     Beginning September 15, 1999, the following exchange condition will apply:

     o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."

                            ADVISOR CLASS SHARES OF:

                            AIM GLOBAL RESOURCES FUND

                          Supplement dated July 1, 1999
                      to the Prospectus dated March 1, 1999


Effective July 1, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio are

     o Roger Mortimer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

     o Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

     o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994."

Effective immediately the following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES - EXCHANGE CONDITIONS" on page A-3 of the prospectus:

     "The following conditions apply to all exchanges:

     o You must meet the minimum purchase requirements for the AIM Funds into which you are exchanging;

     o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

     o Exchanges must be made between accounts with identical registration information;

     o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

     o    Shares must have been held for at least one day prior to the exchange;
          and

     o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

     Beginning September 15, 1999, the following exchange condition will apply:

     o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."